Convertible redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Sep. 30, 2019 USD ($)
Series A Preferred Shares
Temporary Equity
Issuance of preferred shares | ¥	¥ 15,629,605
Minimum offering value on fully diluted basis			$ 20,000,000
Jingdong Express
Temporary Equity
Ownership percentage, on a fully-diluted (as a percentage)		19.00%
Jingdong Express | Series A Preferred Shares
Temporary Equity
Issuance of preferred shares		$ 2,510,000